Right of use assets (Details Narrative) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2020	Apr. 01, 2019	Jan. 01, 2019
Lessee, Lease, Description [Line Items]
Operating lease liability	$ 14,842	$ 39,556	$ 74,067
Anguilla Office Operating Lease Agreement [Member]
Lessee, Lease, Description [Line Items]
Discount rate				5.00%
Operating Lease License Agreement [Member]
Lessee, Lease, Description [Line Items]
Discount rate						12.00%
Facility In Vancouver Canada [Member]
Lessee, Lease, Description [Line Items]
Discount rate					4.12%
Operating lease liability					$ 125,474